Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
MSCI World Index (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Gross)
Account Value	$ 25,384	$ 21,021	$ 17,645	$ 20,504	$ 14,680	$ 14,197	$ 13,276	$ 11,886	$ 10,000
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Account Value	$ 15,247	13,806	12,658	14,519	12,585	12,580	11,705	11,406	10,121	$ 9,960	$ 10,000
MSCI World Index (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Gross)
Account Value	$ 25,384	21,021	17,645	20,504	14,680	14,197	13,276	11,886	10,000
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 33,226	26,655	22,292	25,563	17,938	16,545	15,007	13,104	11,103	10,761	10,000
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Account Value	$ 12,045	11,787	11,513	12,242	11,924	11,458	10,818	10,759	10,749	10,193	10,000
MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 15,285	13,704	11,538	14,032	10,602	11,175	11,056	10,348	8,604	9,578	10,000
ICE BofA Merrill Lynch 1-3 Year Municipal Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Merrill Lynch Muni 1-3 Year Muni Index
Account Value	$ 11,175	10,849	10,734	10,970	10,859	10,598	10,312	10,238	10,187	10,040	10,000
Bloomberg Barclays U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Account Value	$ 12,597	12,039	11,856	13,816	13,374	12,214	11,031	11,123	10,875	10,075	10,000
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Account Value	$ 33,226	26,655	22,292	25,563	17,938	16,545	15,007	13,104	11,103	10,761	10,000
Bloomberg Barclays U.S. Government Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Index
Account Value	$ 10,963	10,789	11,018	12,084	12,471	11,302	10,542	10,609	10,845	10,227	10,000
Bloomberg Barclays U.S. Securitized Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Index
Account Value	$ 11,008	10,752	10,916	11,992	12,016	11,364	10,684	10,670	10,677	10,225	10,000
MSCI Emerging Markets Index (Gross)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index
Account Value	$ 13,672	12,102	11,840	15,785	11,167	11,518	11,336	10,440	8,407	9,523	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	12,274	11,895	13,011	12,490	11,958	11,207	11,034	11,088	10,300	10,000
Bloomberg Municipal 1-3 Yr Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Municipal Bond Index
Account Value	$ 11,181	10,857	10,742	10,967	10,861	10,597	10,319	10,233	10,182	10,037	10,000
S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 27,856	$ 22,703	$ 19,311	$ 21,923	$ 15,816	$ 15,007	$ 13,868	$ 12,363	$ 10,707	$ 10,525	$ 10,000